Other Long-Term Liabilities - Particulars of Other Long-Term Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Long-term portion of income taxes payable	$ 167	$ 136
Long-term portion of deferred revenue	223	207
Asset retirement obligation	37	35
Long-term portion of fair value of hedges [note 21]	8	31
Other	40	52
Total	$ 475	$ 461